INVESTMENTS IN ASSOCIATES - Summarized Financial Information of Investments in Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Current assets	$ 271,661	$ 294,950
Non-current assets	68,199	71,714
Current liabilities	(108,022)	(140,573)
Non-current liabilities	(16,473)	(11,470)
Total Equity	215,365	214,621	$ 211,428	$ 209,317
Carrying amount of the investment	807	810	805
Revenue	472,672	425,772	433,893
Profit for the year	6,568	302	4,757
Share of loss of associates	(2)	(2)	$ (1)
Siam Pacific Holding Company Limited (“SPHC”)
Disclosure of associates [line items]
Current assets	4	4
Non-current assets	1,834	1,835
Current liabilities	(3)	(2)
Non-current liabilities	(189)	(184)
Total Equity	$ 1,646	$ 1,653
Percentage of equity interest	49.00%	49.00%	49.00%
Carrying amount of the investment	$ 807	$ 810
Revenue	0	0	$ 0
Profit for the year	(5)	(4)	(3)
Share of loss of associates	$ (2)	$ (2)	$ (1)